Average Annual Total Returns{- Fidelity International Index Fund} - 02.28 Fidelity Index Funds Combo PRO-11 - Fidelity International Index Fund	Fidelity International Index Fund Return Before Taxes Past 1 year	Fidelity International Index Fund Return Before Taxes Past 5 years	Fidelity International Index Fund Return Before Taxes Past 10 years	Fidelity International Index Fund After Taxes on Distributions Past 1 year	Fidelity International Index Fund After Taxes on Distributions Past 5 years	Fidelity International Index Fund After Taxes on Distributions Past 10 years	Fidelity International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Index Fund After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	8.17%	7.72%	5.67%	7.76%	7.17%	5.12%	5.23%	6.11%	4.55%	8.02%	7.67%	5.69%